UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter         September 30, 2008
Ended:                                          ------------------

Check here if Amendment [ ]; Amendment
Number:
                                         -------------------
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:   Pacific Alternative Asset Management Company, LLC
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Form 13F File Number:
28-                     12309
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Susan Hallgren
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Title:          Director
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Phone:          (949) 261-4900
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Signature, Place, and Date of Signing:

    /s/ Susan Hallgren               Irvine, CA               November 12, 2008
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        [Signature]                 [City, State]                  [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number             Name

   28-        06193                 Bogle Investment Management, L.P.

   28-        10617                 PilotRock Investment Partners GP,
                                    LLC

   28-        00861                 J.& W. Seligman & Co. Incorporated

   28-        10078                 Karsch Capital Management, LP

   28-        10784                 Greenway Trading LLC

   28-        05553                 Thales Fund Management, LLC
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